Related Party Transactions and Balances - Schedule of Contractual Remuneration with Officers and Directors (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Schedule of Contractual Remuneration with Officers and Directors [Abstract]
2027	$ 941
2028	233
2029
2030
2031
Total	$ 1,174